Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$664,684.22

Principal:
Principal Collections	$9,783,577.61
Prepayments in Full	$3,675,526.65
Liquidation Proceeds	$77,158.98
Recoveries	$58,989.67
Sub Total	$13,595,252.91
Collections	$14,259,937.13

Purchase Amounts:
Purchase Amounts Related to Principal	$297,869.42
Purchase Amounts Related to Interest	$1,550.37
Sub Total	$299,419.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,559,356.92

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,559,356.92
Servicing Fee	$140,552.84	$140,552.84	$0.00	$0.00	$14,418,804.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,418,804.08
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,418,804.08
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,418,804.08
Interest - Class A-4 Notes	$35,179.78	$35,179.78	$0.00	$0.00	$14,383,624.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,383,624.30
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$14,333,512.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,333,512.22
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$14,289,051.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,289,051.14
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$14,225,121.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,225,121.89
Regular Principal Payment	$13,438,009.27	$13,438,009.27	$0.00	$0.00	$787,112.62
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$787,112.62
Residual Released to Depositor	$0.00	$787,112.62	$0.00	$0.00	$0.00
Total		$14,559,356.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,438,009.27
Total					$13,438,009.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,438,009.27	$100.85	$35,179.78	$0.26	$13,473,189.05	$101.11
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$13,438,009.27	$8.35	$193,682.19	$0.12	$13,631,691.46	$8.47

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$53,437,639.20	0.4010329	$39,999,629.93	0.3001848
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$163,927,639.20	0.1018159	$150,489,629.93	0.0934695

Pool Information
Weighted Average APR	4.573%	4.600%
Weighted Average Remaining Term	21.25	20.58
Number of Receivables Outstanding	21,191	20,172
Pool Balance	$168,663,408.09	$154,739,449.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$163,927,639.20	$150,489,629.93
Pool Factor	0.1028602	0.0943686

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$4,249,819.60
Targeted Overcollateralization Amount	$4,249,819.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,249,819.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$89,825.90
(Recoveries)		140	$58,989.67
Net Loss for Current Collection Period			$30,836.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2194%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3713%
Second Preceding Collection Period			0.7416%
Preceding Collection Period			0.9679%
Current Collection Period			0.2288%
Four Month Average (Current and Preceding Three Collection Periods)			0.5774%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,816	$13,390,651.11
(Cumulative Recoveries)			$2,441,982.92
Cumulative Net Loss for All Collection Periods			$10,948,668.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6677%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,302.38
Average Net Loss for Receivables that have experienced a Realized Loss			$1,882.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.53%	370	$3,909,443.64
61-90 Days Delinquent	0.32%	41	$487,512.87
91-120 Days Delinquent	0.13%	13	$204,947.09
Over 120 Days Delinquent	0.86%	87	$1,326,937.15
Total Delinquent Receivables	3.83%	511	$5,928,840.75

Repossession Inventory:
Repossessed in the Current Collection Period		13	$154,988.77
Total Repossessed Inventory		16	$192,603.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6832%
Preceding Collection Period			0.6937%
Current Collection Period			0.6990%
Three Month Average			0.6920%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer